Tax - Movement of deferred tax assets and liabilities commentary (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Management's approved financial forecast period		5 years
Deferred tax liability (asset)		$ (6,516)	$ (7,388)	$ (2,138)
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised		10,400	9,200
Unused tax losses for which no deferred tax asset recognised		4,500	3,500
Temporary differences related to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches		14,400	11,700
Deferred tax liabilities	[1]	1,238	972	$ 3,294
Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised		500	1,200
Not subject to expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised		5,100	3,600
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ (3,100)	(3,300)
Period for substantial recovery of deferred tax assets (liabilities)		14 years
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised		$ 4,000	4,100
United States | 10 to 15 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(1,000)
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ (900)	(1,000)
Period for majority recovery of deferred tax assets (liabilities)		9 years
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ (3,300)	(4,000)
Unused tax losses | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(1,300)
Unused tax losses | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(900)
Unused tax losses | France | 9 to 18 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ (700)
Unused tax losses | Minimum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period		10 years
Unused tax losses | Minimum | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period		12 years
Unused tax losses | Maximum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period		15 years
Temporary differences from investments in subsidiaries and branches
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		$ 700	$ 700
Pension | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ 1,900

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.